UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA EMERGING MARKETS FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
NOVEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                        USAA EMERGING
                              MARKETS Fund

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

SHAREHOLDER VOTING RESULTS                                                  12

FINANCIAL INFORMATION

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        28

   Financial Statements                                                     30

   Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                             47

SUBADVISORY AGREEMENT                                                       49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                          SO WHAT DOES 2007 HAVE IN STORE?
                                    THE MARKETS' LONG-TERM PERFORMANCE IS LIKELY
[PHOTO OF CHRISTOPHER W. CLAUS]      TO REST ON FOUR PILLARS - INTEREST RATES,
                                        INFLATION, ECONOMIC ACTIVITY, AND
                                               CORPORATE EARNINGS.

                                                         "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                    COMMENTARY on the Fund

The Boston Company Asset Management, LLC
    D. KIRK HENRY, CFA
    CLIFFORD A. SMITH, CFA
    CAROLYN M. KEDERSHA, CFA, CPA
    ANDREW B. JOHNSEN, CFA

The Boston Company Asset Management, LLC
    PARAMESWARI ROYCHOUDHURY, CFA
    MICHELLE Y. CHAN, CFA

Batterymarch Financial Management, Inc.
    DAVID W. LAZENBY, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA Emerging Markets Fund had a total return of 16.29%. This compares to a return of 17.96% for the Lipper Emerging Markets Funds Index and 17.74% for the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

         During the period, your Fund's Board of Trustees made an important decision to add Batterymarch Financial Management, Inc. (Batterymarch) as a subadviser to manage roughly half of the Fund's assets beginning October 2, 2006. The incumbent subadviser, The Boston Company Asset Management, LLC (The Boston Company), continues as manager of the other half.

         Driving the Board's decision was a desire for better diversification and a more sensible approach to generating consistent performance in emerging markets. The Board believes that adding Batterymarch to your Fund with The Boston Company could enhance performance in both weak and advancing markets. Batterymarch, which subadvises several USAA funds, has more of a growth-oriented style than The Boston Company and has been managing emerging markets portfolios since 1987.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE BOSTON COMPANY'S PORTION OF THE FUND PERFORM?

         In the high-performing, liquidity-driven emerging markets environment, The Boston Company has had some underperformance, because its strict valuation discipline has kept it from chasing returns on the hottest stocks, particularly in the energy and materials sectors. As the period progressed and energy and commodity prices softened, relative performance improved. For instance, the refining companies with better valuations benefited from lower energy prices. Paper and chemical companies that use energy and raw materials also benefited from the softening in global demand.

         On a country level, South Africa and Brazil were the best-performing markets for The Boston Company portion of the Fund, especially in consumer-oriented companies. In South Africa, a collapse in the rand led to a sharp decline in stock prices, and our team took advantage by buying companies such as Edgars Consolidated Stores Ltd., a leading retailer. In Brazil, falling interest rates helped Grendene S.A., which makes sandals and shoes, as well as Uniao De Bancos Brasileiros S.A. GDR (Unibanco), the large banking company.

         On the downside, The Boston Company's portion of the Fund was hurt by not holding Indian software companies, which were too richly valued for our discipline. Technology continued to be a detractor, particularly in Taiwan, but that began to turn around as private equity interest in semiconductor contract manufacturing companies helped many of our holdings.

         In China, we didn't participate in many of the bank IPOs given their valuation multiples and questionable asset quality, and this hurt performance in this portion of the Fund.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-27.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         Telecommunications was another area that detracted, largely because we were underexposed to mobile companies in China and Mexico that our research team determined to be fully valued. We do own telecom providers in these markets, as well as in India, that have much more attractive valuations and the potential for gains from cost-cutting and margin improvement.

         We are looking for a soft landing for the global economy and believe that a slower overall economic environment may ultimately cause investors to refocus on valuation.

HOW DID THE BATTERYMARCH PORTION OF THE FUND PERFORM?

         During the brief period of time we managed the Fund, our portion was overweight in China, Brazil, and South Africa and underweight in Taiwan, Russia, and South Korea. Overweight exposure to China had a positive impact on performance, mitigating the negative effect of country allocation as a whole.

         Stock selection in China, South Africa, South Korea, and Brazil contributed positively to performance. The top individual contributors were South African mining conglomerate Exxaro Resources Ltd. and two Chinese companies, Nine Dragons Paper Holdings Ltd. and Angang Steel Co. Ltd. South Korea's GS Engineering & Construction Corp., which specializes in civil engineering construction, was another key contributor.

         Notable detractors included Sistema JSFC GDR, Russia's largest consumer services company, whose market value declined when one of its subsidiaries went public, and Gedeon Richter RT, a Hungarian pharmaceutical firm that lost government subsidies for some of its drugs.

         Looking ahead, despite concerns about global economic growth, Batterymarch believes that emerging markets are positioned to outperform over the long term. Local market fundamentals

 . . . C O N T I N U E D
========================--------------------------------------------------------

         remain largely supportive, with attractive valuations, strong growth prospects, and solid balance sheets at the governmental and corporate levels. A benign interest-rate environment should help drive rising domestic consumption.

         All of us at The Boston Company and Batterymarch thank you, the Fund's shareholders, for your confidence and trust.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA EMERGING MARKETS FUND

                             [LOGO OF LIPPER LEADER]
                                  TAX EFFICIENCY

The Fund is listed as a Lipper Leader for Tax Efficiency among 177 funds within the Lipper Emerging Markets category for the overall period ending November 30, 2006.

LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF NOVEMBER 30, 2006. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 177, 147, AND 71 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND (Ticker Symbol: USEMX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                         11/30/06                    5/31/06
--------------------------------------------------------------------------------
Net Assets                            $356.8 Million              $314.9 Million
Net Asset Value Per Share                 $19.56                     $16.82

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 to 11/30/06*         1 YEAR               5 YEARS               10 YEARS
      16.29%                 31.47%               25.46%                  7.29%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 MSCI EMERGING           LIPPER EMERGING           USAA EMERGING
                 MARKETS INDEX         MARKETS FUNDS INDEX         MARKETS FUND
                 -------------         -------------------         -------------
11/30/96          $10,000.00               $10,000.00               $10,000.00
12/31/96           10,045.23                10,086.97                10,147.93
01/31/97           10,730.41                10,858.18                10,927.02
02/28/97           11,189.94                11,245.35                11,291.91
03/31/97           10,896.01                10,959.01                11,074.95
04/30/97           10,915.26                10,958.65                10,956.61
05/31/97           11,227.66                11,337.52                11,370.81
06/30/97           11,828.53                11,892.67                11,893.49
07/31/97           12,005.10                12,240.98                12,148.65
08/31/97           10,477.46                10,893.16                11,217.99
09/30/97           10,767.77                11,286.21                11,838.43
10/31/97            9,000.91                 9,401.53                 9,997.12
11/30/97            8,672.49                 8,972.02                 9,516.78
12/31/97            8,881.48                 9,053.99                 9,796.98
01/31/98            8,184.91                 8,422.64                 8,896.34
02/28/98            9,039.21                 9,175.21                 9,897.05
03/31/98            9,431.48                 9,516.79                10,377.39
04/30/98            9,328.74                 9,562.55                10,287.33
05/31/98            8,050.32                 8,301.44                 8,986.40
06/30/98            7,205.87                 7,514.47                 8,115.78
07/31/98            7,434.34                 7,743.58                 8,267.70
08/31/98            5,284.78                 5,524.74                 5,602.66
09/30/98            5,620.02                 5,732.06                 5,996.36
10/31/98            6,211.82                 6,282.67                 6,864.51
11/30/98            6,728.44                 6,704.67                 7,227.93
12/31/98            6,630.93                 6,620.85                 7,238.03
01/31/99            6,523.95                 6,486.48                 7,056.32
02/28/99            6,587.41                 6,430.80                 7,005.84
03/31/99            7,455.56                 7,147.33                 7,702.39
04/30/99            8,377.97                 8,140.21                 8,772.45
05/31/99            8,329.24                 8,041.93                 8,570.55
06/30/99            9,274.54                 8,945.08                 9,489.18
07/31/99            9,022.59                 8,722.51                 9,274.01
08/31/99            9,104.68                 8,625.96                 9,131.64
09/30/99            8,796.56                 8,319.61                 8,704.55
10/31/99            8,983.86                 8,570.00                 8,897.76
11/30/99            9,789.39                 9,515.32                 9,640.09
12/31/99           11,034.41                11,187.00                11,033.22
01/31/00           11,100.17                11,057.31                10,799.34
02/29/00           11,246.77                11,386.38                11,165.42
03/31/00           11,301.66                11,420.16                11,145.08
04/30/00           10,230.34                10,177.75                 9,721.44
05/31/00            9,807.40                 9,636.02                 9,131.64
06/30/00           10,152.87                10,113.83                 9,619.75
07/31/00            9,630.71                 9,701.18                 9,180.91
08/31/00            9,678.06                 9,801.43                 9,303.05
09/30/00            8,833.01                 8,864.69                 8,478.60
10/31/00            8,192.59                 8,202.88                 7,969.68
11/30/00            7,476.22                 7,461.40                 7,165.59
12/31/00            7,656.78                 7,730.73                 7,511.65
01/31/01            8,711.12                 8,626.41                 8,213.96
02/28/01            8,029.03                 7,957.50                 7,511.65
03/31/01            7,240.43                 7,198.40                 6,839.88
04/30/01            7,598.19                 7,566.20                 7,155.41
05/31/01            7,688.88                 7,774.26                 7,287.73
06/30/01            7,531.05                 7,638.65                 7,185.94
07/31/01            7,055.16                 7,164.94                 6,809.34
08/31/01            6,985.57                 7,071.52                 6,565.06
09/30/01            5,904.35                 6,062.43                 5,740.61
10/31/01            6,270.77                 6,380.66                 6,025.61
11/30/01            6,925.45                 7,012.71                 6,503.99
12/31/01            7,475.16                 7,460.31                 7,076.42
01/31/02            7,728.48                 7,754.46                 7,423.60
02/28/02            7,855.45                 7,927.91                 7,658.46
03/31/02            8,328.77                 8,362.12                 8,169.03
04/30/02            8,382.02                 8,464.27                 8,179.24
05/31/02            8,248.47                 8,386.42                 8,097.55
06/30/02            7,629.65                 7,773.46                 7,495.08
07/31/02            7,049.36                 7,192.48                 6,861.98
08/31/02            7,157.99                 7,251.48                 6,943.67
09/30/02            6,385.70                 6,524.31                 6,198.25
10/31/02            6,800.06                 6,835.48                 6,422.90
11/30/02            7,268.13                 7,295.31                 6,872.19
12/31/02            7,026.64                 7,115.03                 6,719.02
01/31/03            6,996.05                 7,073.81                 6,637.33
02/28/03            6,807.22                 6,906.96                 6,453.53
03/31/03            6,614.21                 6,684.23                 6,269.73
04/30/03            7,203.35                 7,328.27                 6,872.19
05/31/03            7,720.34                 7,855.23                 7,382.76
06/30/03            8,160.36                 8,250.66                 7,740.15
07/31/03            8,671.42                 8,628.34                 8,169.03
08/31/03            9,253.45                 9,204.81                 8,587.69
09/30/03            9,321.29                 9,408.97                 8,781.70
10/31/03           10,114.50                10,141.87                 9,445.44
11/30/03           10,238.80                10,292.35                 9,619.03
12/31/03           10,981.07                11,166.85                10,282.76
01/31/04           11,371.07                11,486.14                10,599.31
02/29/04           11,895.61                12,001.72                11,058.82
03/31/04           12,048.46                12,162.69                11,130.30
04/30/04           11,063.41                11,204.09                10,446.14
05/31/04           10,916.75                10,985.45                10,272.55
06/30/04           10,895.06                11,041.85                10,405.30
07/31/04           10,702.41                10,879.80                10,252.13
08/31/04           11,150.41                11,302.57                10,558.47
09/30/04           11,794.43                11,965.34                11,058.82
10/31/04           12,076.98                12,330.48                11,334.52
11/30/04           13,195.62                13,344.51                12,365.86
12/31/04           13,830.88                14,036.03                12,976.24
01/31/05           13,874.65                14,085.93                12,853.05
02/28/05           15,092.97                15,260.43                13,828.32
03/31/05           14,098.63                14,222.83                12,863.32
04/30/05           13,722.85                13,874.78                12,606.67
05/31/05           14,206.01                14,304.04                12,924.91
06/30/05           14,696.39                14,778.86                13,407.41
07/31/05           15,736.28                15,799.05                14,249.23
08/31/05           15,877.93                16,044.71                14,310.82
09/30/05           17,358.49                17,447.95                15,450.35
10/31/05           16,224.37                16,395.84                14,372.42
11/30/05           17,567.70                17,624.74                15,378.49
12/31/05           18,608.37                18,619.18                16,290.75
01/31/06           20,698.08                20,762.24                17,768.91
02/28/06           20,678.37                20,640.73                17,779.24
03/31/06           20,863.73                20,920.81                18,141.03
04/30/06           22,352.47                22,402.82                19,350.43
05/31/06           20,015.62                19,939.64                17,386.45
06/30/06           19,973.22                19,840.87                17,283.08
07/31/06           20,271.93                20,267.34                17,386.45
08/31/06           20,798.57                20,819.29                17,748.23
09/30/06           20,973.39                20,974.22                18,058.34
10/31/06           21,970.38                22,069.65                18,874.94
11/30/06           23,607.01                23,519.85                20,218.72

         DATA FROM 11/30/96 THROUGH 11/30/06.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

         o The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

         o The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------
                 TOP 10 INDUSTRIES
                 (% of Net Assets)
------------------------------------------------------

Diversified Banks                                14.0%

Integrated Oil & Gas                             10.0%

Semiconductors                                    6.1%

Integrated Telecommunication Services             6.0%

Wireless Telecommunication Services               4.5%

Steel                                             3.8%

Electric Utilities                                3.4%

Electronic Equipment Manufacturers                2.1%

Real Estate Management & Development              2.0%

Computer Hardware                                 1.9%
------------------------------------------------------

------------------------------------------------------
               Top 10 EQUITY HOLDINGS
                 (% of Net Assets)
------------------------------------------------------

OAO Gazprom ADR                                   3.3%

Samsung Electronics Co. Ltd.                      3.0%

Petroleo Brasileiro S.A. ADR (preferred)          1.8%

LUKoil Holdings ADR                               1.7%

United Microelectronics Corp.                     1.7%

Petroleo Brasileiro S.A. ADR                      1.4%

Companhia Vale Do Rio Doce                        1.3%

Hon Hai Precision Industry Corp. Ltd.             1.2%

Teva Pharmaceutical Industries Ltd. ADR           1.2%

Korea Electric Power Corp.                        1.1%
------------------------------------------------------

                    ASSET ALLOCATION
                        11/30/06

                         [PIE CHART OF ASSET ALLOCATION]

South Korea                                      17.7%
Taiwan                                           13.5%
Brazil                                           12.9%
China                                            10.2%
South Africa                                      7.6%
Russia                                            6.0%
Mexico                                            5.9%
India                                             5.0%
Other*                                           22.5%

                      [END CHART]

         *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY MARKET
          INSTRUMENTS (2.6%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.1%).

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

          YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-27.

12

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA Emerging Markets Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
     TRUSTEES                             FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                     326,660,678                  6,558,674
Barbara B. Dreeben                    326,423,871                  6,795,482
Robert L. Mason, Ph.D.                326,749,557                  6,469,795
Michael F. Reimherr                   326,757,132                  6,462,221
Christopher W. Claus                  326,747,028                  6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    FOR                 AGAINST             ABSTAIN           BROKER NON-VOTE*
--------------------------------------------------------------------------------
10,725,271              359,597             188,832               1,922,575

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (96.6%)

              COMMON STOCKS (88.2%)

              CONSUMER DISCRETIONARY (7.6%)
              -----------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
     12,300   Cheil Industries, Inc.                                                            $    541
                                                                                                --------
              APPAREL RETAIL (0.4%)
    106,100   Edgars Consolidated Stores Ltd.                                                        554
    181,000   Truworths International Ltd.                                                           756
                                                                                                --------
                                                                                                   1,310
                                                                                                --------
              AUTO PARTS & EQUIPMENT (0.4%)
  1,878,000   Brilliance China Automotive Holdings Ltd.*                                             321
     12,419   Hyundai Mobis                                                                        1,153
                                                                                                --------
                                                                                                   1,474
                                                                                                --------
              AUTOMOBILE MANUFACTURERS (1.9%)
  1,034,876   China Motor Corp. Ltd.                                                                 947
  3,715,800   Denway Motors Ltd.                                                                   1,462
     27,528   Hyundai Motor Co. Ltd.                                                               2,085
     99,700   Mahindra & Mahindra Ltd.                                                             1,855
    247,700   Proton Holdings Berhad                                                                 404
                                                                                                --------
                                                                                                   6,753
                                                                                                --------
              BROADCASTING & CABLE TV (0.1%)
  1,127,500   ABS-CBN Broadcasting Corp. PDR*                                                        438
                                                                                                --------
              CASINOS & GAMING (0.3%)
    136,200   Genting Berhad                                                                       1,101
                                                                                                --------
              DEPARTMENT STORES (0.7%)
     11,927   Hyundai Department Store Co. Ltd.                                                    1,065
      2,500   Shinsegae Co. Ltd.                                                                   1,606
                                                                                                --------
                                                                                                   2,671
                                                                                                --------
              EDUCATIONAL SERVICES (0.3%)
      7,363   Megastudy Co., Ltd.                                                                  1,055
                                                                                                --------
              FOOTWEAR (0.4%)
     91,200   Grendene S.A.                                                                          918
    546,000   Prime Success International Group Ltd.                                                 455
                                                                                                --------
                                                                                                   1,373
                                                                                                --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              GENERAL MERCHANDISE STORES (0.2%)
  2,126,000   C.P. 7-Eleven Public Co. Ltd.                                                     $    394
    118,000   Siam Makro Public Co. Ltd.                                                             289
                                                                                                --------
                                                                                                     683
                                                                                                --------
              HOME FURNISHINGS (0.4%)
    584,230   Nien Made Enterprise Co. Ltd.                                                          542
    314,687   Steinhoff International Holdings Ltd.                                                  966
                                                                                                --------
                                                                                                   1,508
                                                                                                --------
              HOMEFURNISHING RETAIL (0.2%)
     70,000   Lewis Group Ltd.                                                                       575
                                                                                                --------
              HOTELS, RESORTS, & CRUISE LINES (0.4%)
    348,300   Resorts World Berhad                                                                 1,271
                                                                                                --------
              LEISURE PRODUCTS (0.2%)
    670,000   Li Ning Co. Ltd.                                                                       889
                                                                                                --------
              RESTAURANTS (0.4%)
    142,200   Alsea de Mexico S.A.B. de CV                                                           765
    237,000   Fu Ji Food & Catering Services                                                         549
                                                                                                --------
                                                                                                   1,314
                                                                                                --------
              TEXTILES (0.7%)
    538,780   Far Eastern Textile Ltd.                                                               456
    704,000   Nien Hsing Textile Co. Ltd.                                                            414
    781,500   Texwinca Holdings Ltd.                                                                 527
  1,023,500   Weiqiao Textile Co. Ltd. "H"                                                         1,263
                                                                                                --------
                                                                                                   2,660
                                                                                                --------
              TIRES & RUBBER (0.4%)
    106,850   Kumho Tire Co., Inc.                                                                 1,454
                                                                                                --------
              Total Consumer Discretionary                                                        27,070
                                                                                                --------
              CONSUMER STAPLES (4.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
  5,142,800   Charoen Pokphand Foods Public Co. Ltd.                                                 759
  1,762,500   Global Bio-chem Technology Group Co. Ltd.                                              576
                                                                                                --------
                                                                                                   1,335
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              BREWERS (0.2%)
     30,300   Compania Cervecerias Unidas S.A. ADR                                              $    881
                                                                                                --------
              FOOD DISTRIBUTORS (0.1%)
     36,100   Organizacion Soriana S.A. de C.V. "B"                                                  228
                                                                                                --------
              FOOD RETAIL (0.6%)
    933,500   Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"                               1,859
     49,240   Super-Sol Ltd.*                                                                        183
                                                                                                --------
                                                                                                   2,042
                                                                                                --------
              HOUSEHOLD PRODUCTS (0.1%)
    127,640   Kimberly-Clark de Mexico S.A. de C.V. "A"                                              534
                                                                                                --------
              HYPERMARKETS & SUPER CENTERS (0.5%)
      4,500   Lotte Shopping Co. Ltd.                                                              1,842
                                                                                                --------
              PACKAGED FOODS & MEAT (0.2%)
    228,000   China Mengniu Dairy                                                                    496
    959,500   PT Indofood Sukses Makmur Tbk                                                          147
                                                                                                --------
                                                                                                     643
                                                                                                --------
              PERSONAL PRODUCTS (0.5%)
    426,000   Hengan International Group Co. Ltd.                                                  1,021
     47,600   Natura Cosmeticos S.A.                                                                 644
                                                                                                --------
                                                                                                   1,665
                                                                                                --------
              SOFT DRINKS (1.1%)
     47,720   Coca Cola Femsa S.A. de C.V. ADR                                                     1,698
    151,200   Embotelladoras Arca S.A.                                                               496
      5,800   Fomento Economico Mexicano                                                             610
    541,900   Grupo Continental S.A.                                                               1,036
                                                                                                --------
                                                                                                   3,840
                                                                                                --------
              TOBACCO (0.6%)
     21,400   KT&G Corp.                                                                           1,402
    802,100   PT Gudang Garam Tbk                                                                    871
                                                                                                --------
                                                                                                   2,273
                                                                                                --------
              Total Consumer Staples                                                              15,283
                                                                                                --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (10.4%)
              --------------
              INTEGRATED OIL & GAS (8.2%)
  2,462,000   China Petroleum and Chemical Corp. "H"                                            $  1,946
     69,000   LUKoil Holdings ADR                                                                  6,141
      7,000   MOL Hungarian Oil and Gas Nyrt.                                                        787
    253,050   OAO Gazprom ADR                                                                     11,818
     33,600   Petrobras Energia S.A. ADR "B"*                                                        376
  1,422,000   PetroChina Co. Ltd. "H"                                                              1,810
     52,996   Petroleo Brasileiro S.A. ADR                                                         4,989
     65,800   PTT Public Co. Ltd.                                                                    422
     25,400   SASOL Ltd.                                                                             892
                                                                                                --------
                                                                                                  29,181
                                                                                                --------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     23,900   Tenaris S.A.                                                                         1,124
                                                                                                --------
              OIL & GAS EXPLORATION & PRODUCTION (1.4%)
  3,366,600   CNOOC Ltd.                                                                           2,977
     24,900   NovaTek OAO GDR(a)                                                                   1,606
    103,000   PTT Exploration & Production plc GDR                                                   316
                                                                                                --------
                                                                                                   4,899
                                                                                                --------
              OIL & GAS REFINING & MARKETING (0.5%)
     29,700   Gail India Ltd. GDR                                                                  1,025
      5,341   SK Corp.                                                                               393
     34,100   Tupras-Turkiye Petrol Rafinerileri A.S.                                                563
                                                                                                --------
                                                                                                   1,981
                                                                                                --------
              Total Energy                                                                        37,185
                                                                                                --------
              FINANCIALS (19.7%)
              ------------------
              CONSUMER FINANCE (0.1%)
     23,670   Industrial Bank of Korea                                                               431
                                                                                                --------
              DIVERSIFIED BANKS (11.8%)
    250,000   Asya Katilim Bankasi AS*                                                               860
      7,000   Banco Bradesco S.A. ADR(b)                                                             264
    196,800   Bangkok Bank Public Co. Ltd.                                                           718
    126,500   Bank Hapoalim Ltd.                                                                     610

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  1,461,648   Bank of the Philippine Islands                                                    $  1,830
    413,000   China Merchants Bank Co. Ltd.*                                                         794
  3,662,168   Chinatrust Financial Holding Co. Ltd.                                                3,125
  2,720,805   First Financial Holding Co. Ltd.                                                     2,032
  1,057,000   Fubon Financial Holding Co. Ltd.                                                       995
    174,300   Grupo Financiero Banorte SA                                                            649
     43,900   ICICI Bank Ltd. ADR                                                                  1,708
  3,685,300   Industrial and Commercial Bank of China Ltd. "H"*                                    1,862
    657,400   Kasikornbank Public Co. Ltd.                                                         1,291
      9,630   Komercni Banka A.S.                                                                  1,439
     33,480   Kookmin Bank                                                                         2,608
     23,230   Kookmin Bank ADR                                                                     1,818
     27,870   Korea Exchange Bank*                                                                   408
    904,800   Malayan Banking Berhad                                                               2,901
    214,844   Nedcor Ltd.                                                                          3,764
    544,600   Siam Commercial Bank Public Co. Ltd.                                                 1,062
  5,704,639   SinoPac Holdings Co.                                                                 3,061
     65,100   State Bank of India Ltd. GDR                                                         4,589
  1,512,000   Taishin Financial Holdings Co. Ltd.*                                                   832
    323,500   Turkiye Garanti Bankasi A.S.                                                         1,073
    305,499   Turkiye Is Bankasi                                                                   1,271
    155,000   Turkiye Vakiflar Bankasi T.A.O.                                                        688
                                                                                                --------
                                                                                                  42,252
                                                                                                --------
              LIFE & HEALTH INSURANCE (1.1%)
    782,000   China Life Insurance Co. Ltd. "H"                                                    1,898
    799,964   Sanlam Ltd.                                                                          1,988
                                                                                                --------
                                                                                                   3,886
                                                                                                --------
              MULTI-LINE INSURANCE (0.7%)
    984,000   China Insurance International Holdings Co. Ltd.*                                     1,056
      8,500   Samsung Fire & Marine Insurance Co. Ltd.                                             1,363
                                                                                                --------
                                                                                                   2,419
                                                                                                --------
              MULTI-SECTOR HOLDINGS (0.9%)
  1,062,600   AMMB Holdings Berhad                                                                   987
  1,172,500   Sime Darby Berhad                                                                    2,187
                                                                                                --------
                                                                                                   3,174
                                                                                                --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    293,600   Alexander Forbes Ltd.*                                                                 629
     94,600   Investec Ltd.                                                                        1,089
     39,450   Samsung Securities Co. Ltd.                                                          2,246

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     67,000   Shin Kong Financial Holding Co. Ltd.                                              $     69
     50,270   Shinhan Financial Group Co. Ltd.                                                     2,448
                                                                                                --------
                                                                                                   6,481
                                                                                                --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (2.0%)
  2,694,100   Ayala Land, Inc.                                                                       788
  1,223,000   Cathay Real Estate Development Co. Ltd.*                                               940
  1,488,000   China Overseas Land and Investment Ltd.                                              1,626
    680,000   China Resources Land Ltd.                                                              689
    159,600   Consorcio ARA, S.A. de C.V.                                                            941
    568,000   Hopson Development Holdings Ltd.                                                     1,405
    550,900   MK Land Holdings Berhad                                                                 97
  1,712,000   Shanghai Real Estates Ltd.                                                             532
                                                                                                --------
                                                                                                   7,018
                                                                                                --------
              REGIONAL BANKS (1.2%)
    458,300   Banco De Oro*                                                                          407
      3,200   Banco De Oro GDR*(a)                                                                    57
    117,700   Bank Leumi Le-Israel                                                                   474
  3,570,300   Krung Thai Bank Public Co. Ltd.                                                      1,373
     18,000   OTP Bank Nyrt.                                                                         689
  1,871,500   PT Bank Rakyat Indonesia                                                             1,092
                                                                                                --------
                                                                                                   4,092
                                                                                                --------
              REITs - RETAIL (0.1%)
  2,564,200   SM Prime Holdings, Inc.                                                                507
                                                                                                --------
              Total Financials                                                                    70,260
                                                                                                --------
              HEALTH CARE (1.8%)
              ------------------
              HEALTH CARE FACILITIES (0.3%)
    574,600   Network Healthcare Holdings Ltd.*                                                    1,057
                                                                                                --------
              PHARMACEUTICALS (1.5%)
     60,700   Aspen Pharmacare Holdings Ltd.*                                                        286
      1,700   Gedeon Richter RT                                                                      351
     38,700   Taro Pharmaceutical Industries Ltd.*                                                   388
    132,700   Teva Pharmaceutical Industries Ltd. ADR                                              4,255
                                                                                                --------
                                                                                                   5,280
                                                                                                --------
              Total Health Care                                                                    6,337
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INDUSTRIALS (7.7%)
              ------------------
              AIR FREIGHT & LOGISTICS (0.2%)
  2,475,200   Sinotrans Ltd. "H"                                                                $    891
                                                                                                --------
              AIRLINES (0.0%)(c)
      7,800   Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR*                              168
                                                                                                --------
              AIRPORT SERVICES (0.3%)
     24,000   Grupo Aeroportuario del Sureste S.A. de C.V. ADR "B"                                 1,058
                                                                                                --------
              BUILDING PRODUCTS (0.6%)
    347,354   Aveng Ltd.                                                                           1,588
    487,260   Taiwan Cement Corp.                                                                    442
                                                                                                --------
                                                                                                   2,030
                                                                                                --------
              CONSTRUCTION & ENGINEERING (1.4%)
     62,700   Barloworld Ltd.                                                                      1,291
      8,596   Daelim Industrial Co. Ltd.                                                             744
    731,400   Gamuda Berhad                                                                          987
     16,400   GS Engineering & Construction Corp.                                                  1,533
    543,200   Manila Electric Co. "B"*                                                               356
                                                                                                --------
                                                                                                   4,911
                                                                                                --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
      4,800   Hyundai Heavy Industries Co. Ltd.                                                      697
      4,900   Hyundai Mipo Dockyard Co. Ltd.                                                         728
  1,165,500   PT United Tractors Tbk                                                                 820
                                                                                                --------
                                                                                                   2,245
                                                                                                --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
     19,300   Remgro Ltd.                                                                            432
                                                                                                --------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.5%)
    691,100   Delta Electronics Public Co. Ltd.                                                      339
     35,450   LG Electronics, Inc.                                                                 2,125
    265,250   Radiant Opto-Electronics Corp.                                                         413
    101,100   Reunert Ltd.                                                                         1,125
  3,218,440   Yageo Corp.*                                                                         1,403
                                                                                                --------
                                                                                                   5,405
                                                                                                --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEAVY ELECTRICAL EQUIPMENT (0.3%)
    946,000   Harbin Power Equipment Co. Ltd.                                                   $    924
                                                                                                --------
              INDUSTRIAL CONGLOMERATES (1.6%)
     77,302   Bidvest Group Ltd.                                                                   1,377
    176,181   Koc Holding AS*                                                                        603
    277,500   Murray & Roberts Holdings Ltd.                                                       1,511
     22,200   Samsung Techwin Co. Ltd.                                                               865
    594,000   Shanghai Industrial Holdings Ltd.                                                    1,264
                                                                                                --------
                                                                                                   5,620
                                                                                                --------
              INDUSTRIAL MACHINERY (0.2%)
  2,364,000   Shanghai Prime Machinery Co. Ltd. "H"*                                                 748
                                                                                                --------
              MARINE (0.0%)(c)
    147,000   Wan Hai Lines Ltd.                                                                      86
                                                                                                --------
              MARINE PORTS & SERVICES (0.1%)
    864,000   Dalian Port (PDA) Co. Ltd. "H"*                                                        408
                                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
     36,200   Samsung Co.                                                                          1,284
                                                                                                --------
              TRUCKING (0.4%)
     49,400   Localiza Rent a Car S.A.                                                             1,266
                                                                                                --------
              Total Industrials                                                                   27,476
                                                                                                --------
              INFORMATION TECHNOLOGY (13.5%)
              ------------------------------
              COMMUNICATIONS EQUIPMENT (0.4%)
  2,528,050   Benq Corp.*                                                                          1,392
                                                                                                --------
              COMPUTER HARDWARE (1.9%)
  3,429,117   Compal Electronics, Inc.                                                             3,149
     38,000   High Tech Computer Corp.                                                               879
     15,000   Nan Ya Printed Circuit Board Corp.                                                     105
  1,590,482   Quanta Computer, Inc.                                                                2,774
                                                                                                --------
                                                                                                   6,907
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              COMPUTER STORAGE & PERIPHERALS (0.8%)
    489,000   Asustek Computer, Inc.                                                            $  1,344
     89,000   Catcher Technology Co. Ltd.                                                            791
      7,426   Samsung SDI Co. Ltd.                                                                   530
                                                                                                --------
                                                                                                   2,665
                                                                                                --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (2.1%)
    285,000   AU Optronics Corp.                                                                     383
    441,000   Delta Electronics, Inc.                                                              1,356
    573,000   Hon Hai Precision Industry Corp. Ltd.                                                4,173
     32,650   LG Philips LCD Co. Ltd.*                                                             1,019
      4,400   LG Philips LCD Co. Ltd. ADR*                                                            68
    645,057   Optimax Technology Corp.*                                                              457
                                                                                                --------
                                                                                                   7,456
                                                                                                --------
              INTERNET SOFTWARE & SERVICES (0.5%)
     14,800   NHN Corp.*                                                                           1,680
                                                                                                --------
              IT CONSULTING & OTHER SERVICES (0.7%)
     32,800   Infosys Technologies Ltd. ADR(b)                                                     1,756
     36,300   Satyam Computer Services                                                               847
                                                                                                --------
                                                                                                   2,603
                                                                                                --------
              SEMICONDUCTOR EQUIPMENT (0.8%)
  1,036,597   Advanced Semiconductor Engineering, Inc.*                                            1,192
    662,638   Sunplus Technology Co. Ltd.                                                            680
    877,700   Wistron Corp.                                                                        1,120
                                                                                                --------
                                                                                                   2,992
                                                                                                --------
              SEMICONDUCTORS (5.9%)
     18,840   Hynix Semiconductor, Inc.*                                                             716
    428,000   Powerchip Semiconductor Corp.                                                          278
     15,471   Samsung Electronics Co. Ltd.                                                        10,621
    128,400   Siliconware Precision Industries Co. ADR(b)                                          1,005
  1,230,000   Taiwan Semicon Man                                                                   2,491
  9,130,144   United Microelectronics Corp.                                                        5,971
                                                                                                --------
                                                                                                  21,082
                                                                                                --------
              SYSTEMS SOFTWARE (0.4%)
     38,900   Check Point Software Technologies Ltd.*                                                891
     78,200   Datasul S.A.*                                                                          688
                                                                                                --------
                                                                                                   1,579
                                                                                                --------
              Total Information Technology                                                        48,356
                                                                                                --------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (11.0%)
              -----------------
              ALUMINUM (0.5%)
    466,100   Hindalco Industries Ltd. GDR                                                      $  1,818
                                                                                                --------
              COMMODITY CHEMICALS (0.1%)
    326,000   Panva Gas Holdings Ltd.*                                                               165
                                                                                                --------
              CONSTRUCTION MATERIALS (1.6%)
     37,600   Cemex S.A. de C.V. ADR*                                                              1,224
    878,798   Cemex S.A. de C.V. CPO*                                                              2,870
     29,300   Orascom Construction Industries                                                      1,250
    516,000   PT Indocement Tunggal Prakarsa Tbk                                                     301
                                                                                                --------
                                                                                                   5,645
                                                                                                --------
              DIVERSIFIED CHEMICALS (1.6%)
     98,270   Hanwha Chemical Corp.                                                                1,237
     35,810   LG Chem Ltd.                                                                         1,653
     37,300   Reliance Industries Ltd.                                                             2,089
     14,297   Reliance Industries Ltd. GDR                                                           801
                                                                                                --------
                                                                                                   5,780
                                                                                                --------
              DIVERSIFIED METALS & MINING (1.1%)
     21,000   Chelyabinsk Zinc Factory GDR*(a)                                                       360
     62,400   Kumba Iron Ore Ltd.*                                                                   997
      8,000   Mining and Metallurgical Co. Norilsk Nickel ADR                                      1,241
      5,100   Southern Copper Corp.(b)                                                               279
  1,631,000   Yanzhou Coal Mining Co. Ltd. "H"                                                     1,159
                                                                                                --------
                                                                                                   4,036
                                                                                                --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     41,800   Brasil Ecodiesel Industria e Comercio de Biocombustiveis
                e Oleos Vegetais S.A.*                                                               236
     33,300   Makhteshim-Agan Industries Ltd.                                                        177
                                                                                                --------
                                                                                                     413
                                                                                                --------
              FOREST PRODUCTS (0.1%)
     25,500   Masisa S.A. ADR                                                                        250
                                                                                                --------
              PAPER PACKAGING (0.8%)
    560,634   Nampak Ltd.                                                                          1,643
    677,000   Nine Dragons Paper Holdings Ltd.                                                     1,215
                                                                                                --------
                                                                                                   2,858
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.9%)
    153,123   Sappi Ltd.                                                                        $  2,469
     30,200   Votorantim Celulose e Papel S.A. ADR                                                   601
                                                                                                --------
                                                                                                   3,070
                                                                                                --------
              PRECIOUS METALS & MINERALS (0.5%)
     76,800   Impala Platinum Holdings Ltd.                                                        1,940
                                                                                                --------
              STEEL (3.7%)
    962,000   Angang Steel Co. Ltd.                                                                1,217
    198,500   Companhia Vale Do Rio Doce                                                           4,675
     16,500   Companhia Vale Do Rio Doce ADR                                                         458
     62,400   Exxaro Resources Ltd.                                                                  481
     19,200   Gerdau S.A.                                                                            302
     30,400   Novolipetsk Steel Corp. GDR(a),(b)                                                     718
      9,390   POSCO                                                                                2,950
     19,100   POSCO ADR(b)                                                                         1,506
     38,500   Ternium S.A. ADR*                                                                      917
                                                                                                --------
                                                                                                  13,224
                                                                                                --------
              Total Materials                                                                     39,199
                                                                                                --------
              TELECOMMUNICATION SERVICES (8.9%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (5.1%)
  4,493,500   China Telecom Corp. Ltd. "H"                                                         2,080
    116,326   Chunghwa Telecom Co. Ltd. ADR(b)                                                     2,210
      5,620   KT Corp.                                                                               288
     66,900   KT Corp. ADR                                                                         1,699
    234,100   Magyar Tavkozlesi Rt.*                                                               1,141
    188,550   Mahanagar Telephone Nigam Ltd. ADR                                                   1,118
     33,800   Philippine Long Distance Telephone Co.                                               1,679
  1,004,300   PT Indonesian Satellite Corp. Tbk                                                      630
  2,087,000   PT Telekomunikasi Indonesia Tbk                                                      2,254
     36,400   Sistema JSFC GDR                                                                     1,010
     81,300   Telefonos de Mexico S.A. de C.V. ADR "L"                                             2,122
    202,187   Telekomunikacja Polska S.A.                                                          1,571
     20,700   Telemar Norte Leste S.A.                                                               469
                                                                                                --------
                                                                                                  18,271
                                                                                                --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (3.8%)
     74,200   America Movil S.A. de C.V. ADR "L"                                                $  3,300
    164,800   America Telecom S.A. de C.V.*                                                        1,451
    392,000   China Mobile Ltd.                                                                    3,296
     83,000   MTN Group Ltd.                                                                         848
      7,700   Orascom Telecom Holding SAE                                                            448
      2,210   SK Telecom Co. Ltd.                                                                    513
     73,880   SK Telecom Co. Ltd. ADR                                                              1,916
     63,720   Taiwan Mobile Co. Ltd.                                                                  64
    330,700   Turkcell Iletisim Hizmetleri AS                                                      1,547
                                                                                                --------
                                                                                                  13,383
                                                                                                --------
              Total Telecommunication Services                                                    31,654
                                                                                                --------

              UTILITIES (3.3%)
              ----------------
              ELECTRIC UTILITIES (2.7%)
 17,993,300   Centrais Electricas Brasileiras S.A.                                                   427
  5,609,400   Huadian Power International Corp. Ltd. "H"                                           2,163
  1,209,800   Huaneng Power International, Inc. "H"                                                  988
     94,010   Korea Electric Power Corp.                                                           3,920
     13,300   Korea Electric Power Corp. ADR                                                         286
     16,800   RAO Unified Energy System GDR                                                        1,596
      5,477   Reliance Energy Ltd. GDR*(a),(b)                                                       194
                                                                                                --------
                                                                                                   9,574
                                                                                                --------
              GAS UTILITIES (0.2%)
    702,500   PT Perusahaan Gas Negara                                                               835
                                                                                                --------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    371,000   SPI Electronic Co. Ltd.                                                                522
     48,200   Tractebel Energia S.A.                                                                 364
                                                                                                --------
                                                                                                     886
                                                                                                --------
              WATER UTILITIES (0.1%)
  3,390,600   Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)                         409
                                                                                                --------
              Total Utilities                                                                     11,704
                                                                                                --------
              Total Common Stocks (cost: $259,330)                                               314,524
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (8.4%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              TEXTILES (0.3%)
 12,198,100   Companhia de Tecidos Norte de Minas                                               $  1,296
                                                                                                --------
              CONSUMER STAPLES (0.3%)
              -----------------------
              HYPERMARKETS & SUPER CENTERS (0.3%)
     32,300   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR                         1,002
                                                                                                --------
              ENERGY (1.8%)
              -------------
              INTEGRATED OIL & GAS (1.8%)
     74,600   Petroleo Brasileiro S.A. ADR                                                         6,334
                                                                                                --------
              FINANCIALS (2.2%)
              -----------------
              DIVERSIFIED BANKS (2.2%)
     28,100   Banco Bradesco S.A.                                                                  1,056
     84,520   Banco Itau S.A. ADR                                                                  2,830
     13,600   Bradespar S.A.                                                                         572
     39,960   Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                                      3,383
                                                                                                --------
              Total Financials                                                                     7,841
                                                                                                --------
              INDUSTRIALS (0.6%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
    23,344    Embraer Empresa Brasileira de Aeronautica S.A. ADR(b)                                  972
                                                                                                --------
              TRADING COMPANIES & DISTRIBUTORS (0.3%)
   234,000    Itausa - Investments Itau S.A.                                                       1,086
                                                                                                --------
              Total Industrials                                                                    2,058
                                                                                                --------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              INTERNET SOFTWARE & SERVICES (0.1%)
    65,200    Universo Online S.A.                                                                   389
                                                                                                --------
              SEMICONDUCTORS (0.2%)
     1,500    Samsung Electronic                                                                     806
                                                                                                --------
              Total Information Technology                                                         1,195
                                                                                                --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MATERIALS (0.6%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
    167,800   Braskem S.A. "A"                                                                  $  1,223
                                                                                                --------
              PAPER PACKAGING (0.1%)
    186,300   Klabin S.A.                                                                            447
                                                                                                --------
              STEEL (0.1%)
      4,400   Gerdau S.A.                                                                             69
      9,400   Usinas Siderurgicas de Minas Gerais S.A.                                               318
                                                                                                --------
                                                                                                     387
                                                                                                --------
              Total Materials                                                                      2,057
                                                                                                --------
              TELECOMMUNICATION SERVICES (1.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
     44,660   Brasil Telecom Participacoes S.A. ADR                                                1,682
     89,100   Tele Norte Leste Participacoes S.A. ADR(b)                                           1,330
     14,285   Telecomunicacoes de Sao Paulo S.A.- Telesp                                             323
                                                                                                --------
                                                                                                   3,335
                                                                                                --------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
443,686,184   Telemig Celular Participacoes S.A.                                                     816
     44,900   Tim Participacoes S.A. ADR(b)                                                        1,528
                                                                                                --------
                                                                                                   2,344
                                                                                                --------
              Total Telecommunication Services                                                     5,679
                                                                                                --------
              UTILITIES (0.7%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
 35,913,900   Centrais Electricas Brasileiras S.A. "B"                                               765
 20,573,100   Companhia Energetica de Minas Gerais (CEMIG)                                           931
 74,851,900   Companhia Paranaense de Energia-Copel                                                  826
                                                                                                --------
              Total Utilities                                                                      2,522
                                                                                                --------
              Total Preferred Securities (cost: $24,288)                                          29,984
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
     NUMBER                                                                                        VALUE
  OF SHARES   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              RIGHTS (0.0%)(c)

              FINANCIALS (0.0%)(c)
              --------------------
              DIVERSIFIED BANKS (0.0%)(c)
        964   Banco Bradesco(a)                                                                 $     36
                                                                                                --------
              Total Rights (cost: $25)                                                                36
                                                                                                --------
              Total Equity Securities (cost: $283,643)                                           344,544
                                                                                                --------
              MONEY MARKET INSTRUMENTS (2.6%)

              MONEY MARKET FUNDS
  9,123,144   SSgA Prime Money Market Fund, 5.20%(d)                                               9,123
                                                                                                --------
              Total Money Market Instruments (cost: $9,123)                                        9,123
                                                                                                --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (2.1%)

              MONEY MARKET FUNDS(0.2%)
    675,751   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(d)                        676
                                                                                                --------

  PRINCIPAL
     AMOUNT
      (000)
-----------
              REPURCHASE AGREEMENTS(1.9%)(e)
     $6,000   Credit Suisse First Boston LLC, 5.30%, acquired on 11/30/2006 and due 12/01/2006 at $6,000 (collateralized by $5,935 of Freddie
                 Mac Notes(f), 6.00%, due 8/18/2016; market value $6,124)                          6,000
      1,000   Morgan Stanley & Co., Inc., 5.28%, acquired on 11/30/2006 and due 12/01/2006 at $1,000 (collateralized by $2,125 of Freddie
                 Mac Notes(f), 5.88%(g), due 4/08/2019; market value $1,036)                       1,000
                                                                                                --------
              Total Repurchase Agreements                                                          7,000
                                                                                                --------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $7,676)                                             7,676
                                                                                                --------

              TOTAL INVESTMENTS (COST: $300,442)                                                $361,343
                                                                                                ========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         CPO - Certificate of ordinary participation.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Security was fair valued at November 30, 2006, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

          (b) The security or a portion thereof was out on loan as of November 30, 2006.

          (c) Represents less than 0.1% of net assets.

          (d) Rate represents the money market fund annualized seven-day yield at November 30, 2006.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

          (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

          (g) Zero-coupon security. Rate represents the effective yield at the date of purchase.

          * Non-income-producing security for the 12 months preceding November 30, 2006.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $7,414) (identified cost of $300,442)                           $361,343
   Cash                                                                             29
   Cash denominated in foreign currencies (identified cost of $2,192)            2,228
   Receivables:
      Capital shares sold                                                          475
      Dividends and interest                                                       720
      Securities sold                                                            2,024
      Other                                                                          8
                                                                              --------
         Total assets                                                          366,827
                                                                              --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           7,700
      Securities purchased                                                       1,570
      Capital shares redeemed                                                      203
   Accrued management fees                                                         276
   Accrued transfer agent's fees                                                    14
   Other accrued expenses and payables                                             276
                                                                              --------
         Total liabilities                                                      10,039
                                                                              --------
            Net assets applicable to capital shares outstanding               $356,788
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $309,385
   Accumulated undistributed net investment income                               3,847
   Accumulated net realized loss on investments                                (17,151)
   Net unrealized appreciation of investments                                   60,901
   Net unrealized depreciation of foreign currency translations                   (194)
                                                                              --------
            Net assets applicable to capital shares outstanding               $356,788
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                              18,243
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  19.56
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $473)                            $ 3,308
   Interest                                                                         168
   Securities lending (net)                                                          48
                                                                                -------
      Total income                                                                3,524
                                                                                -------
EXPENSES
   Management fees                                                                1,520
   Administration and servicing fees                                                233
   Transfer agent's fees                                                            443
   Custody and accounting fees                                                      233
   Postage                                                                           76
   Shareholder reporting fees                                                        30
   Trustees' fees                                                                     3
   Registration fees                                                                 33
   Professional fees                                                                 31
   Other                                                                              7
                                                                                -------
      Total expenses                                                              2,609
   Expenses paid indirectly                                                          (8)
                                                                                -------
      Net expenses                                                                2,601
                                                                                -------
NET INVESTMENT INCOME                                                               923
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments (net of foreign taxes withheld of $169)                        19,112
      Foreign currency transactions                                                (448)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                28,541
      Foreign currency translations                                                  74
                                                                                -------
         Net realized and unrealized gain                                        47,279
                                                                                -------
   Increase in net assets resulting from operations                             $48,202
                                                                                =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED), AND YEAR ENDED
MAY 31, 2006

                                                               11/30/2006          5/31/2006
                                                               -----------------------------
FROM OPERATIONS
   Net investment income                                         $    923           $  3,158
   Net realized gain on investments                                19,112             39,076
   Net realized loss on foreign currency transactions                (448)              (195)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                  28,541             15,491
      Foreign currency translations                                    74               (159)
                                                                 ---------------------------
         Increase in net assets resulting from operations          48,202             57,371
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                -             (1,614)
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       54,243            178,935
   Reinvested dividends                                                 -              1,576
   Cost of shares redeemed                                        (60,533)           (73,751)
                                                                 ---------------------------
      Increase (decrease) in net assets from capital
         share transactions                                        (6,290)           106,760
                                                                 ---------------------------
   Capital contribution from USAA Transfer Agency Company               -                  8
                                                                 ---------------------------
   Net increase in net assets                                      41,912            162,525

NET ASSETS
   Beginning of period                                            314,876            152,351
                                                                 ---------------------------
   End of period                                                 $356,788           $314,876
                                                                 ===========================
Accumulated undistributed net investment income:
   End of period                                                 $  3,847           $  2,924
                                                                 ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      3,128             11,077
   Shares issued for dividends reinvested                               -                101
   Shares redeemed                                                 (3,603)            (4,561)
                                                                 ---------------------------
      Increase (decrease) in shares outstanding                      (475)             6,617
                                                                 ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the

34

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date

36

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

                    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500 and $8,000, respectively, resulting in a total reduction in Fund expenses of $8,000.

38

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

              G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2006, the Fund had capital loss carryovers of $35,707,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2010, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

          CAPITAL LOSS CARRYOVERS
------------------------------------------
EXPIRES                          BALANCE
-------                        -----------
 2009                          $ 5,743,000
 2010                           29,964,000
                               -----------
                       Total   $35,707,000
                               ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $210,833,000 and $222,096,000, respectively.

40

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $64,488,000 and $3,587,000, respectively, resulting in net unrealized appreciation of $60,901,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2006, the Fund received securities-lending income of $48,000, which is net of the 20% income retained by MetWest. As of November 30, 2006, the Fund loaned securities having a fair market value of approximately $7,414,000 and received cash collateral of $7,700,000 for the loans. Of this amount,

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         $7,676,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $24,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

         A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

            The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

            The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

42

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

            The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

            Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period.

            For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $1,520,000, which is net of a performance adjustment of $(36,000) that decreased the base management fee of 1.00% by 0.02%.

         B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company) and, effective October 2, 2006, with Batterymarch Financial Management, Inc. (Batterymarch), under which The Boston Company and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

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           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

            The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to The Boston Company, of $889,000.

            Effective October 2, 2006, the Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.80% for assets up to $100 million; 0.75% for assets over $100 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Batterymarch manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to Batterymarch, of $210,000.

         C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $233,000.

            In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $5,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

         D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.80% of its average annual

44

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

            net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2006, the Fund did not incur any reimbursable expenses.

         E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $443,000.

         F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

         A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

            or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

         B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                                YEAR ENDED MAY 31,
                                       ---------------------------------------------------------------------------------------
                                           2006            2006            2005            2004            2003           2002
                                       ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $  16.82        $  12.59        $  10.06         $  7.24         $  7.93        $  7.16
                                       ---------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income (loss)             .05             .13             .13             .07             .03(a)        (.02)(a)
   Net realized and unrealized
      gain (loss)                          2.69            4.21            2.47            2.75            (.72)(a)        .81(a)
                                       ---------------------------------------------------------------------------------------
Total from investment operations           2.74            4.34            2.60            2.82            (.69)(a)        .79(a)
Less distributions:
   From net investment income                 -            (.11)           (.07)              -               -           (.02)
                                       ---------------------------------------------------------------------------------------
Net asset value at end of period       $  19.56        $  16.82        $  12.59         $ 10.06         $  7.24        $  7.93
                                       =======================================================================================
Total return (%)*                         16.29           34.52           25.82           38.95           (8.70)         11.11
Net assets at end of period (000)      $356,788        $314,876        $152,351         $95,080         $54,794        $57,073
Ratio of expenses to average
   net assets (%)**(d)                     1.68(b),(c)     1.61(c)         1.80(c)         1.92(c)         2.33           2.51
Ratio of net investment income (loss)
   to average net assets (%)**              .59(b)         1.31            1.42             .92             .42           (.33)
Portfolio turnover (%)                    68.74           47.88           36.24           75.67          140.89         257.45

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2006, average net assets were $310,528,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.80% of the Fund's average annual net assets. From June 1,
    2003, through February 29, 2004, the voluntary expense ratio limit was 2.10%
    of the Fund's average annual net assets.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.01%)          (.02%)          (.02%)          (.03%)          (.00%)(+)      (.01%)
    (+) Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING             ENDING             DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE         JUNE 1, 2006 -
                                    JUNE 1, 2006       NOVEMBER 30, 2006     NOVEMBER 30, 2006
                                   ------------------------------------------------------------
Actual                                $1,000.00            $1,162.90               $9.05
Hypothetical
   (5% return before expenses)         1,000.00             1,016.70                8.44

         *Expenses are equal to the Fund's annualized expense ratio of 1.67%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 16.29% for the six-month period of June 1, 2006, through November 30, 2006.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         At a meeting of the USAA Board of Trustees held on September 13, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the adoption of the Investment Subadvisory Agreement with Batterymarch Financial Management, Inc. (Batterymarch). In advance of the meeting, the Board received and considered a variety of information relating to the Investment Subadvisory Agreement and Batterymarch, and was given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) materials about Batterymarch's "emerging markets" investment strategy; (ii) the qualifications of the individuals at Batterymarch responsible for these investment activities; (iii) the fees to be paid to Batterymarch; and (iv) the complementary nature of the investment strategies of Batterymarch with the existing subadviser, The Boston Company Asset Management, LLC (The Boston Company). Prior to voting, the Independent Trustees reviewed the proposed Investment Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed Investment Subadvisory Agreement. The Independent Trustees also reviewed the proposed Investment Subadvisory Agreement in private sessions with their counsel at which no representatives of management were present.

         In approving the Fund's Investment Subadvisory Agreement with Batterymarch, the Board considered various factors, among them: (i) the nature, extent, and quality of services to be provided to the Fund by Batterymarch, including the personnel who will be providing services;
         (ii) Batterymarch's compensation and any other benefits that will be derived from the subadvisory relationship by Batterymarch; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Investment Subadvisory Agreement. The Board's analysis of these factors is set forth below.

50

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Subadvisory Agreement with Batterymarch. In approving the Investment Subadvisory Agreement, the Board did not identify any single factor as controlling, and each Independent Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services to be provided by Batterymarch. The Board considered Batterymarch's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and Batterymarch's level of staffing. The Board noted that the materials provided to it indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted Batterymarch's brokerage practices. The Board also considered Batterymarch's regulatory and compliance history. The Board noted that the Manager's monitoring processes of Batterymarch would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance;
         (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to Batterymarch. The Board also took into account their knowledge of Batterymarch's experience and performance in advising other funds in the USAA family of funds.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of Batterymarch. In considering the cost of services to be provided by Batterymarch and the profitability to Batterymarch of its relationship with the Fund, the Board noted that the fees under the Investment Subadvisory Agreement would be paid by the Manager.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2006 (UNAUDITED)

         The Board also noted that the advisory fees paid by the Fund would not change as a result of the new subadvisory agreement. The Board also relied on the ability of the Manager to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by Batterymarch, Batterymarch's anticipated profitability with respect to the Fund, and the potential economies of scale in Batterymarch's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Investment Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that Batterymarch would charge to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager will pay a subadvisory fee to Batterymarch. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Batterymarch. The Board also noted Batterymarch's long-term performance record for other accounts, including other funds in the USAA family of funds.

         CONCLUSION. The Board reached the following conclusions regarding the Investment Subadvisory Agreement, among others: (i) Batterymarch is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) Batterymarch maintains an appropriate compliance program; (iii) Batterymarch's performance in managing other accounts is reasonable; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and Batterymarch. Based on its conclusions, the Board determined that approval of the Investment Subadvisory Agreement with Batterymarch would be in the interests of the Fund and its shareholders.

52

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

                   TRUSTEES      Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Richard A. Zucker

             ADMINISTRATOR,      USAA Investment Management Company
        INVESTMENT ADVISER,      P.O. Box 659453
               UNDERWRITER,      San Antonio, Texas 78265-9825
            AND DISTRIBUTOR

             TRANSFER AGENT      USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

              CUSTODIAN AND      State Street Bank and Trust Company
           ACCOUNTING AGENT      P.O. Box 1713
                                 Boston, Massachusetts 02105

                INDEPENDENT      Ernst & Young LLP
          REGISTERED PUBLIC      100 West Houston St., Suite 1800
            ACCOUNTING FIRM      San Antonio, Texas 78205

                  TELEPHONE      Call toll free - Central time
           ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:00 a.m. to 5 p.m.

             FOR ADDITIONAL      (800) 531-8181
          INFORMATION ABOUT      For account servicing, exchanges,
               MUTUAL FUNDS      or redemptions (800) 531-8448

            RECORDED MUTUAL      24-hour service (from any phone)
          FUND PRICE QUOTES      (800) 531-8066

          USAA SELF-SERVICE      For account balance, last transaction, fund
           TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                                 (800) 531-8777

            INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC's WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC's PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

25559-0107                                  (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.